Warrants reserve	6 Months Ended
Feb. 28, 2026
Warrants Reserve
Warrants reserve

16.	Warrants reserve

	Number of warrants	Weighted average exercise price per share	Weighted average remaining contractual life (years)
Balance – August 31, 2025	36,190,769	$0.62	0.9
Warrants exercised	(34,652,309)	$0.61	0.0
Warrants expired	(1,538,460)	$0.80	0.0
Balance – February 28, 2026	-	-	-

During the six months ending February 28, 2026, a total of 34,652,309 warrants were exercised at a weighted average exercise price of $0.61 per warrant, resulting in cash proceeds of approximately $21.0 million and the Company paid broker fees of $1.4 million. Upon exercise, the related fair values previously recognized in the warrants reserve and derivative financial instrument liability were reclassified to share capital.

In addition, 1,538,461 warrants expired unexercised during the period. The associated amount recorded in the warrants reserve continued to be recognized in the Warrant Reserve within equity in accordance with the Company’s accounting policy.

As at February 28, 2026, the Company had no warrants outstanding (August 31, 2025 – 36,190,769).